Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Cash equivalents	$ 43,200,000	$ 46,800,000	$ 46,500,000
Provision for uncollectible accounts	0	0
Liability for uncertain tax positions	$ 0	$ 0